Expense Example, No Redemption - Retail Class - Transamerica Unconstrained Bond	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	567	763	976	1,586	123	488	877	1,968	83	259	450	1,002